Note Payable (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Feb. 05, 2019	Nov. 14, 2018	Jul. 15, 2018	Jul. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017	Oct. 31, 2018	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018	Nov. 30, 2017
Notes Payable (Textual)
Term loan, description											1,000,000
Term loan, principal amount															$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 200,000
Loan and security agreement, description				(i) waived the Company's existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the "initial payment") under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.
Amortization expense						$ 203,214	$ 227,676	$ 609,643	$ 455,353	[1]	$ 541,904	[2]
Company borrowed								215,914	1,055,000	[3]	3,055,000	[2]	$ 53,500
Interest expenses							$ 279,250	$ 71,250	$ 464,875		$ 73,625
Notes Payable [Member]
Notes Payable (Textual)
Term loan, principal amount			$ 1,000,000
Additional principal payment due		$ 2,000,000												$ 2,000,000
Loan of interest, percentage					9.00%	9.00%		9.00%					9.00%
Term loan, maturity date		Oct. 31, 2018	Apr. 09, 2021
Company borrowed		$ 2,000,000
GACP Finance Co., LLC, [Member]
Notes Payable (Textual)
Term loan, description								The initial sole lender thereunder, provided a term loan of $12,500,000 (the "Term Loan") to the Purchasers, OmniSoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of OmniSoft and CrowdPay being affiliates of the Company's majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement"), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the "Lenders") and the Agent			The initial sole lender thereunder, provided a term loan of $12,500,000 (the "Term Loan") to the Purchasers, OmniSoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of OmniSoft and CrowdPay being affiliates of the Company's majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement"), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the "Lenders") and the Agent
Additional principal payment due					$ 13,911,233								$ 13,911,233
Interest expenses											$ 791,625
Notes payable , description	The Company is required to maintain a Fixed Charge Coverage Ratio of (x) not less than 1.10:1.00 and (y) on or after the end of the first full fiscal month ended January 31, 2020, the Fixed Charge Coverage Ratio shall not be less than 1.20:1.00, measured in each case on a trailing twelve month and Consolidated Net Revenue shall not be less than $10,000,000.				The Loan accrues interest of 18% per annum of which 13% is payable in cash monthly and 5% is payable in kind (PIK).
GACP loan [Member]
Notes Payable (Textual)
Interest expenses						$ 218,500		$ 648,375			$ 791,625

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.
[3]	Includes the consolidated cash flows from (a) the operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and (b) the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.